Significant Accounting Policies Significant Accounting Policies (Detail) $ in Millions	3 Months Ended													12 Months Ended
	Feb. 26, 2017 Regional_Segments	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 30, 2014	Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 27, 2016 USD ($) Regional_Segments	Nov. 29, 2015 USD ($)	Nov. 30, 2014 USD ($)
Accounting Policies [Abstract]
Number of operating segments | Regional_Segments	3													3
Number of weeks in a year														364 days	364 days	371 days
Number of weeks in a quarter		91 days	91 days	91 days	91 days	91 days	91 days	91 days	91 days	98 days	91 days	91 days	91 days
Minority interest (percent)		16.40%												16.40%
Advertising expense														$ 284.0	$ 276.4	$ 272.8
Distribution costs														$ 168.3	$ 159.7	$ 168.7